Organization and Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended					1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	0 Months Ended	2 Months Ended	0 Months Ended		3 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Dec. 31, 2013	Jul. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014	Dec. 11, 2013	Mar. 10, 2014	Oct. 24, 2013	Jul. 24, 2013	Dec. 31, 2013	Dec. 31, 2011	Jul. 01, 2006	Mar. 31, 2013	Jun. 11, 2014
Organization And Significant Accounting Policies [Line Items]
Percentage of ownership in issued and outstanding shares of common stock parent Company								93.70%		93.70%		93.70%		93.70%							93.70%
Common stock in subsidiary Company																							20,000,000
Burn rate												$ 495,000		$ 470,000
Capital expenditures and patent costs												83,000
Potential common stock value to be sold								10,250,000						10,250,000
Number of shares of common stock sold	4,444,445	6,000,000		5,000,000	10,125,000	5,500,000	3,333,333
Common stock, share issued				5,000,000	10,125,000			151,175,053		224,274,073		224,274,073		151,175,053	87,388,815						151,175,053
Proceeds from issuance of common stock	400,000	600,000	2,377,000	1,000,000	2,025,000	550,000	500,000					3,646,000	6,289,000	6,538,000	2,084,000
Revenues										1,963,000	1,670,000	5,200,000	4,412,000	6,147,000	4,567,000
Restricted cash								50,000		50,000		50,000		50,000							50,000
Allowance for doubtful accounts								19,000		19,000		19,000		19,000	4,000						19,000
Estimated useful life of property and equipment												5 years		5 years
Period of right of return guarantee														30 days	30 days
Net deferred revenue								3,000		0		0		3,000	233,000						3,000
Vested stock options outstanding													17,914,518
Stock options outstanding, non-vested								4,679,290			5,780,175		5,780,175	4,679,290	7,969,230						4,679,290
Warrants outstanding								44,983,988		7,762,500		7,762,500		44,983,988	3,500,000						44,983,988	6,569,550
Number of shares issuable upon exercise of warrants													67,395,832
Patent costs														75,000
Common stock value								151,000		224,000		224,000		151,000	87,000						151,000
Proceeds from issuance of common stock and warrants									2,377,000
Proceeds from exercise of warrants													242,000	2,386,000	4,000
Issuance of common stock and warrants									20,000,000
Expiration date of warrants														Oct. 24, 2013
Patents and patent licenses								2,760,000						2,760,000	2,083,000						2,760,000
Amortization expense										16,000	15,000	47,000	45,000
Accumulated amortization								510,000		556,000		556,000		510,000	449,000						510,000
Impairment losses on long-lived assets														52,000	190,000
Rate of return under 30-day product guarantee								3.00%						3.00%	3.00%						3.00%
Allowance for sales returns														10,000
One-time recognition of prior deferred revenue														277,000
Prior deferred cost of sales								21,000						21,000							21,000
Shares of common stock reserved for future issuance net								129,269,826		132,340,872		132,340,872		129,269,826							129,269,826
Vested stock options outstanding								18,958,403						18,958,403	15,407,902						18,958,403
Warrants outstanding converted into common stock				2,500,000	5,062,500			45,650,654						45,650,654							45,650,654
Research and Development [Member]
Organization And Significant Accounting Policies [Line Items]
Amortization expense														61,000	54,000
Subsequent Event [Member]
Organization And Significant Accounting Policies [Line Items]
Potential common stock value to be sold																10,250,000
Common stock, share issued																		3,800,000
Common stock value																		817,000
Working capital [Member]
Organization And Significant Accounting Policies [Line Items]
Common stock, share issued																								16,325,000
Common stock value																								3,266,000
Restricted Stock [Member]
Organization And Significant Accounting Policies [Line Items]
Non-vested restricted stock awards								145,000		308,875	596,250	308,875	596,250	145,000	335,000						145,000	82,927
Vested stock options outstanding												20,770,037
Stock options outstanding, non-vested										6,372,173		6,372,173
Allowance for Sales Returns [Member]
Organization And Significant Accounting Policies [Line Items]
Allowance for sales returns								10,000		10,000		10,000		10,000							10,000
Lincoln Park Capital Fund, LLC [Member]
Organization And Significant Accounting Policies [Line Items]
Number of shares of common stock sold												9,866,666
Common stock sold												1,838,000
Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Organization And Significant Accounting Policies [Line Items]
Proceeds from issuance of common stock														497,000
Proceeds from issuance of common stock and warrants			1,000,000
Proceeds from exercise of warrants														497,000
Common Stock Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Organization And Significant Accounting Policies [Line Items]
Potential common stock value to be sold																	10,250,000
Number of shares of common stock sold										0		8,200,000					1,666,666
Common stock sold												1,588,000					250,000	817,000
Proceeds from issuance of common stock										0		1,588,000
Common Stock Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Subsequent Event [Member]
Organization And Significant Accounting Policies [Line Items]
Number of shares of common stock sold																		3,800,000
Common stock sold																		817,000
Common Stock Purchase Agreement [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Organization And Significant Accounting Policies [Line Items]
Common stock, share issued										10,444,445		10,444,445
Proceeds from issuance of common stock												1,000,000
Series B Warrants [Member]
Organization And Significant Accounting Policies [Line Items]
Proceeds from exercise of warrants											242,000			2,356,000					1,722,000		2,144,000
Warrants exercise											1,700,000										15,054,822
Expiration date of warrants			Oct. 24, 2013																	Oct. 24, 2013	Oct. 24, 2013
Series B Warrants [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Organization And Significant Accounting Policies [Line Items]
Proceeds from issuance of common stock														497,000
Proceeds from exercise of warrants														497,000
Series A Warrants [Member]
Organization And Significant Accounting Policies [Line Items]
Number of shares of common stock sold														200,000
Common stock, share issued								200,000						200,000							200,000
Warrants outstanding								36,554,822		0		0		36,554,822							36,554,822
Proceeds from exercise of warrants														$ 30,000
Warrants exercise																					200,000
Series A Warrants [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Organization And Significant Accounting Policies [Line Items]
Warrants outstanding																									10,088,154
Warrants [Member]
Organization And Significant Accounting Policies [Line Items]
Warrants outstanding								44,983,988		7,762,500		7,762,500		44,983,988							44,983,988
Shares of common stock reserved for future issuance net															3,500,000
Skin Care [Member]
Organization And Significant Accounting Policies [Line Items]
Percentage of revenue contributed												48.00%	51.00%	52.00%	48.00%
Warrants outstanding								200,000		200,000		200,000		200,000							200,000
Cell Technology [Member]
Organization And Significant Accounting Policies [Line Items]
Percentage of revenue contributed												52.00%	49.00%	48.00%	52.00%